Lord Abbett                       Research
                               Fund
                                                              o Small-Cap Series
                                                              o Large-Cap Series

                        SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MAY 31, 1998

                               [GRAPHIC OMITTED]

Two portfolios designed to help
you build for your future

                                     [LOGO]

          Lord Abbett Research Fund  Small-Cap Series o Large-Cap Series

                                        A Tradition of
                                     Value
                                         Investing

[GRAPHIC OMITTED]

                              We recognize each investor's need for a
                              well-diversified portfolio. Our value investing process benefits investors in both small and large company stocks. Our goal, to provide investors competitive returns with relatively moderate fluctuations in price, applies to both Series.

--------------------------------------------------------------------------------
Value Investing at Work in    The Small-Cap Series has significantly
a Portfolio of Small Company  outperformed small company stocks in general and
Stocks and a Portfolio of     mutual funds that focus on small companies for the
Large Company Stocks          period since its inception. Without a sales
                              charge, the Large-Cap Series has produced long-term returns above the average of mutual funds that focus on large companies, and over the shorter term, has produced returns comparable to its benchmark.

                              Small-Cap Series Performance
                              Average Annual Total Returns as of 5/31/98

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

                                                                        Life of
                                                           1 year      Series(1)
                                                           ------      ---------

                              The Small-Cap Series          23.3%        29.4%
                              Morningstar Average of
                              Small Company Funds           23.8%        19.8%
                              Morningstar Average of
                              Small Value Funds             25.9%        23.2%
                              Russell 2000 Index            21.2%        18.0%

                              Large-Cap Series Performance
                              Average Annual Total Returns as of 5/31/98

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

                                                           3 years      5 years
                                                           -------      -------

                              The Large-Cap Series          24.1%        21.2%
                              Morningstar Average of
                              Large Value Funds             24.1%        18.5%
                              Morningstar Average of
                              Growth & Income Funds         25.4%        18.9%

                              Performance data shown is for Class A shares at net asset value and assumes the reinvest-ment of all distributions. Comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included.

--------------------------------------------------------------------------------
Average Annual Total Returns  Average annual compound returns for periods ended
                              6/30/98 at the Class A share maximum sales charge of 5.75%, with all distributions reinvested:

   [THE FOLLOWING TABLES WERE DEPICTED AS BAR GRAPHS IN THE PRINTED MATERIAL]

                              Small-Cap Series(2)
                              -------------------

                              1 year                          7.00%
                              Life of Series                 23.77%

                              Large-Cap Series(3)
                              -------------------

                              1 year                         12.00%
                              5 years                        20.07%
                              Life of Series                 19.13%

                              The results quoted herein represent past performance, which is no indication of future results. The investment return and principal value of an investment in either Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

                          (1) Period 12/13/95 - 6/30/98 for the Small-Cap
                              Series; 1/1/96 - 6/30/98 for Morningstar averages and the unmanaged Russell 2000 Index. The Index is unavailable for investment.

                          (2) The Small-Cap Series commenced operations
                              12/13/95.

                          (3) The Large-Cap Series commenced operations 6/3/92.

                              During the 5-year and Life-of-Series periods shown, Lord Abbett waived or assumed a portion of fees and expenses for each Series. Please see the Series' prospectus for a history of such waivers and assumptions. There are no plans to continue such waivers and assumptions in the future.

Report to Shareholders

For the Six Months Ended May 31, 1998

[PHOTO OMITTED]


/s/ Robert S. Dow

---------------------------
ROBERT S. DOW
CHAIRMAN

JUNE 18, 1998

The value approach employed by these mutual funds enabled each to take advantage of U.S. stock price volatility...

We are pleased to report that the Small-Cap Series and the Large-Cap Series of the Lord Abbett Research Fund both posted attractive returns for the six months ended May 31, 1998 as U.S. markets rebounded from an autumn decline triggered by concerns about Asia. The value approach employed by these mutual funds enabled each to take advantage of U.S. stock price volatility and invest in what we believed to be attractively priced companies during the period. A summary of the six-month performance follows.

                                   Small-Cap Series            Large-Cap Series
                    --------------------------------   -------------------------
                    Class A  Class B Class C Class Y   Class A  Class B  Class C
                    --------------------------------   -------------------------
                                          (12/30/97
                                          Inception)
                    --------------------------------   -------------------------
Net asset value     $17.39   $17.25  $17.25  $17.40    $21.61   $21.44   $21.45
Capital gains paid  $ 0.29   $ 0.25  $ 0.25  $   --    $ 0.71   $ 0.71   $ 0.71
Total return*+        6.9%     6.6%    6.6%    6.5%     11.6%    11.2%    11.2%

About the Small-Cap Series

The Fund's research-intensive approach to the stocks of seasoned smaller companies has provided shareholders with better since-inception average annual total returns through 5/31/98 (29.4% for Class A shares without a sales charge) than the Morningstar Average of Small Value Funds (23.2%) and the Russell 2000 Index (18.0%). It also posted a respectable incremental advance of 6.9% during the period under review, when small-cap stocks underperformed large caps. We believe the market's move to all-time highs on the strength of large-cap issues has created significant value for small caps going forward.

The Fund's most significant exposure continued to be industrial sector stocks, including a paper-clothing manufacturer and selected steel companies. We increased the Fund's participation in technology stocks early in 1998, when an upsurge in price volatility yielded attractive buying opportunities. Both these decisions added value during the period under review, as did our participation in selected construction- and housing-related names. Healthcare stocks, among them an HMO and a manufacturer of home medical equipment, also did well. An additional boost to overall performance came when five of the names we held merged or were acquired. Holdings in capital goods and energy stocks detracted. The Fund's largest holding, a shoe manufacturer, began to pick up steam as the period drew to a close.

About the Large-Cap Series

The performance of your Fund continued to be driven by strong returns from our selections in banking, insurance and other financial companies, as well as by returns that outpaced the S&P 500 from our selections in retail companies, and from "consumer non-cyclicals."Our exposure to utilities stocks detracted. The Fund's returns rank well against competitors but, like most of them, trailed the S&P 500 where performance has been largely fueled by a small number of what we regard as richly valued growth companies.

We are mindful of the increased risk that the Federal Reserve may raise short-term interest rates in order to slow down a U.S. economy that is currently far too strong relative to competitors around the globe. Accordingly, we have trimmed our exposure to banks and certain other companies, chiefly in the financial area, whose stock prices are likely to take a short-term hit from increased rates. At the same time, we have increased the Fund's participation in companies specializing in property and casualty insurance because we believe the transaction-driven nature of their businesses will be largely immune to interest rate shifts. As always, our strategy seeks out undervalued companies for which we believe bad news has already been discounted by the market and good news is likely to be rewarded.

Important Note: Lord Abbett Research Fund-Small-Cap Series closed to new investors on April 9, 1998 in order to protect the integrity of its investment strategy.

* Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

+     Not annualized.

LORD ABBETT RESEARCH FUND--SMALL-CAP SERIES

Seeking the Best Small-Cap Value Stocks

A $10,000 investment made on January 1, 1996 was worth $18,849 as of May 31, 1998, outperforming both the unmanaged Russell 2000 Index and the Morningstar Average of Small Value Funds.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

                                                        (Thousands)

Lord Abbett Research Fund --
Small-Cap Series(1)                                       $18,849
Morningstar Average of Small
Value Funds(2)                                            $16,568
Russell 2000 Index(2)(3)                                  $14,926

(1) Series performance is at net asset value for Class A shares and assumes the reinvestment of all distributions.

(2) Source: Morningstar, Inc.

(3) The Russell 2000 Index is an unmanaged index consisting of the common stocks of 2000 companies. An investor cannot invest directly in an index. Source:
    Lipper Analytical Services, Inc.

LORD ABBETT RESEARCH FUND--LARGE-CAP SERIES

Unique Management Style Produces an Outperformer

Shareholders investing $10,000 at the Series' inception on June 3, 1992 had a portfolio worth $30,315 as of May 31, 1998, an average annual gain of 20.3%.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

                                                        (Thousands)

Lord Abbett Research Fund --
Large-Cap Series(1)                                       $30,315
Morningstar Average of Large
Value Funds(2)                                            $26,436
Morningstar Average of
Growth & Income Funds(2)                                  $26,515

(1) Series performance is at net asset value for Class A shares and assumes the reinvestment of all distributions.

(2) Source: Morningstar, Inc.

(3) Morningstar performance reflects the period 6/1/92-5/31/98.

Important Information

Common stocks purchased by the Series are subject to market fluctuations, providing the potential for gains and the risk of loss. Lord Abbett Research Fund-Small-Cap Series invests in small-cap companies, which typically have a higher risk of failure and historically have experienced a greater degree of illiquidity and market volatility than large-cap companies. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Past performance is no indication of future results. Tax consequences are not reflected. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Series issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor llc at 800-874-3733 and ask for the Fund's current prospectus. If used as sales material after 9/30/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Statement of Net Assets

SMALL-CAP SERIES  May 31, 1998

                               Investments                                                                    Shares    Market Value
====================================================================================================================================
Investments in Common Stocks 98.47%
====================================================================================================================================
Aerospace 9.67%               *Aviation Sales Company-Distributes aircraft spare parts                       175,000    $  6,682,812
                               AAR Corp.-Major supplier of products and services for the worldwide
                               aviation industry                                                             140,000       3,701,250
                              *Doncasters plc ADR-Supplier of tolerance-critical engine components           125,000       4,078,125
                              *Moog Inc. Class A-Manufacturer of electrohydraulic control systems            555,000      21,714,375
                               Precision Castparts Corp.-Manufactures engine castings and other
                               components for the aerospace industry                                         165,000       9,508,125
                              *SPS Technologies Inc.-Producer of precision fasteners, super alloys
                               and magnets                                                                   275,000      16,121,875
                               Tristar Aerospace Co.-Distributes aerospace fasteners and related hardware    110,000       1,780,625
                               Total                                                                                      63,587,187
------------------------------------------------------------------------------------------------------------------------============
Agricultural Products .34%    *Midwest Grain Prods Inc.-Manufacturer of wheat gluten, starch, and alcohol    165,000       2,268,750
------------------------------------------------------------------------------------------------------------------------============
Apparel 8.45%                  Garan Inc.-Supplier of knitted and woven apparel                              250,000       6,906,250
                              *North Face Inc.-Manufacturer of camping and outerwear                         465,000      11,537,812
                               Phillips Van Heusen Corp.-Apparel manufacturer                                375,000       4,875,000
                               Stride Rite Corp.-Producer and retail marketer of children's and adult
                               shoes                                                                       2,425,000      32,282,813
                               Total                                                                                      55,601,875
------------------------------------------------------------------------------------------------------------------------============
Auto Parts 2.42%               Autocam Corp.-Designs and manufactures specialty metal alloys                  75,000       1,443,750
                               Clarcor Inc.-Manufactures oil and air filters                                 315,000       7,245,000
                              *Control Devices Inc.-Manufacturer of circuit breakers and electronic
                               sensors for the auto industry                                                 225,033       3,488,012
                               OEA Inc.-Manufactures initiators and inflators for automotive air bags        219,400       3,757,225
                               Total                                                                                      15,933,987
------------------------------------------------------------------------------------------------------------------------============
Banks: Regional .25%           Doral Financial Corp.-Originates, purchases, sells and services mortgage
                               loans for single-family residences                                            100,000       1,668,750
------------------------------------------------------------------------------------------------------------------------============
Building Materials 4.31%       Calmat Co.-Producer of aggregates and asphalt                                 325,000       8,165,625
                               Medusa Corp.-Producer of masonry cement and construction aggregates           265,000      15,270,625
                               Simpson Manufacturing Co., Inc.-Manufacturer of construction-related
                               fasteners                                                                     123,400       4,920,575
                               Total                                                                                      28,356,825
------------------------------------------------------------------------------------------------------------------------============
Capital Equipment 3.00%        Manitowoc Company Inc.-Capital goods manufacturer                             175,000       7,175,000
                               Oshkosh Truck Corp.-Markets a broad range of specialized motor vehicles       308,700       7,177,275
                               Stewart & Stevenson Services, Inc.-A supplier of power and engine-driven
                               systems                                                                       260,000       5,395,000
                               Total                                                                                      19,747,275
------------------------------------------------------------------------------------------------------------------------============
Communications Equipment 2.65% Telxon Corp.-Supplier of hand-held wireless computer links.                   525,000      17,456,250
------------------------------------------------------------------------------------------------------------------------============
Computer: Hardware 5.66%       Electronics for Imaging-Develops technologies that enable digital color
                               printing over computer networks                                             1,350,000      26,662,500
                              *Zebra Technologies Corp. Class A-Provider of bar code labeling systems        275,800      10,583,825
                               Total                                                                                      37,246,325
------------------------------------------------------------------------------------------------------------------------============
Computer: Software .88%       *Structural Dynamics Research-Supplier of mechanical design automation
                               software                                                                      230,000       5,821,875
                               -----------------------------------------------------------------------------------------============

Statement of Net Assets

SMALL-CAP SERIES  May 31, 1998

                               Investments                                                                    Shares    Market Value
====================================================================================================================================
Containers .66%               *BWAY Corp.-Manufacturer of steel containers                                   170,000    $  4,324,375
------------------------------------------------------------------------------------------------------------------------============
Electrical Equipment 2.28%     American Precision Industries Inc.-Manufactures motion control and
                               electronic products for the aerospace industry and the military               250,000       4,750,000
                               Kollmorgen Corp.-Manufacturer of motors and controls                          450,000       8,718,750
                               Scientific Technologies Inc.-Manufactures industrial safety and
                               monitoring equipment                                                           76,000         950,000
                               Woodhead Industries Inc.-Manufacturer of specialty electrical products         32,400         577,125
                               Total                                                                                      14,995,875
------------------------------------------------------------------------------------------------------------------------============
Electronics: Components 2.57%  BMC Industries Inc.-Manufactures precision imaging and optical products        98,000       1,439,375
                               General Cable-Manufacturer of copper wire and cable                           115,000       3,047,500
                               Kent Electronics-Manufactures electronic components and interconnect
                               assemblies                                                                    125,800       2,641,800
                               Methode Electronics Inc. Class A-Producer of electronic component devices     400,000       5,100,000
                               Plexus Corp.-Offers design, manufacturing and testing services to the
                               electronics industry                                                           58,400      1,255,600
                              *Richey Electronics Inc.-Distributor of electronic components to
                               manufacturers of electronic equipment                                         363,700       3,455,150
                               Total                                                                                      16,939,425
------------------------------------------------------------------------------------------------------------------------============
Electronics: Equipment 3.37%   General Scanning-Develops and manufactures laser systems for diverse
                               industries                                                                    415,000       6,276,875
                               GenRad Inc.-Supplier of electrical test and measurement products              280,000       4,900,000
                               Newport Corp.-Manufactures components and systems for communications
                               semicon equipment and technology markets                                      170,000       3,718,750
                              *Perceptron Inc.-Supplier of quality control and guidance systems for
                               the auto industry                                                             125,000       1,531,250
                               Zero Corp.-Manufacturer of electronics enclosures                             200,000       5,775,000
                               Total                                                                                      22,201,875
------------------------------------------------------------------------------------------------------------------------============
Electronics: Semiconductors    Microsemi Corp.-Designs and manufactures integrated systems for the
 .46%                           computer and scientific-research markets                                      222,500       3,045,469
------------------------------------------------------------------------------------------------------------------------============
Energy 2.53%                   Domain Energy-Oil and gas exploration and production                          275,000       3,300,000
                               KCS Energy Inc.-Oil and gas exploration and production                        100,000       1,187,500
                              *Meridian Resource Corp.-Oil and gas exploration and production                850,000       6,109,375
                               Penn Virginia Corp.-Natural resources company engaged in coal mining,
                               timber and oil/gas exploration and development                                215,000       6,073,750
                               Total                                                                                      16,670,625
------------------------------------------------------------------------------------------------------------------------============
Engineering/Construction      *Michael Baker Corp.-Engineering, operations and maintenance and
1.40%                          construction firm                                                             510,000       5,036,250
                              *Willbros Group Inc.-Independent contractor serving the oil and gas
                               industry                                                                      250,000       4,171,875
                               Total                                                                                       9,208,125
------------------------------------------------------------------------------------------------------------------------============
Fluid Separation .79%         *CUNO Inc.-Manufacturer of fluid filtration products for healthcare,
                               potable water and industrial fluid processing markets                         254,400       5,167,500
------------------------------------------------------------------------------------------------------------------------============
Food 1.65%                     Dreyer's Grand Ice Cream-Ice cream manufacturer and distributor               352,000       8,910,000
                               Michael Foods Inc.-Processor and distributor of eggs, egg products and
                               dairy items                                                                    26,800         747,050
                               Sanderson Farms Inc.-Engaged in production, processing, marketing and
                               distribution of fresh and frozen chicken and other prepared food              100,000       1,162,500
                               Total                                                                                      10,819,550
------------------------------------------------------------------------------------------------------------------------============
Furniture and Appliances .18% *Neutral Posture Ergonomics-Producer of office chairs and specialty
                               ergonomic products                                                            310,000       1,162,500
------------------------------------------------------------------------------------------------------------------------============
Home Building 1.69%           *Crossmann Communities Inc.-Single-family home builder in the Midwest           26,000         786,500
                               Kaufman & Broad Home Corp.-Single-family home builder in California
                               and Texas                                                                     325,000       8,348,437
                               Newmark Homes Corp.-Provides single-family homes in five major U.S.
                               markets                                                                       200,000       1,950,000
                               Total                                                                                      11,084,937
------------------------------------------------------------------------------------------------------------------------============
Industrial Distribution 2.58%  Applied Industrial Tech Inc.-Distributor of bearings and industrial
                               products                                                                      500,000      11,750,000
                               Hughes Supply Inc.-Supplier of building materials and plumbing equipment      155,000       5,221,563
                               Total                                                                                      16,971,563
------------------------------------------------------------------------------------------------------------------------============
Insurance: Property/Casualty   Chartwell Re Corp.-Property casualty insurance company                        270,000       7,981,875
2.31%                          Farm Family Holdings Inc.-Holding company for Farm Family Casualty
                               Insurance Co.                                                                 125,000       5,117,188
                              *Philadelphia Cons Holding Company-Property casualty insurance company          90,000       2,100,938
                               Total                                                                                      15,200,001
                               -----------------------------------------------------------------------------------------============

Statement of Net Assets

SMALL-CAP SERIES  May 31, 1998

                               Investments                                                                    Shares    Market Value
====================================================================================================================================
Leisure Time .64%              K2 Inc.-Markets sporting goods, recreational and industrial products          210,000    $  4,200,000
------------------------------------------------------------------------------------------------------------------------============
Machine Tools 2.34%            Cincinnati Milacron Inc.-Machine tool manufacturer                            515,000      15,417,813
------------------------------------------------------------------------------------------------------------------------============
Machinery: Diversified 2.23%   Albany International Corp.-Paper clothing machine concern                     325,000       9,425,000
                               Regal Beloit Corp.-Manufacturer of cutting tools and power transmissions      160,000       5,220,000
                               Total                                                                                      14,645,000
------------------------------------------------------------------------------------------------------------------------============
Manufacturing: Diversified     Brady (WH) Co.-Manufacturer of industrial identification products and
2.70%                          coated materials                                                              120,000       3,480,000
                               Hawk Corp. Class A-Manufactures specialized components for aerospace,
                               industrial and commercial applications                                         29,900         545,675
                               Sola International-Manufactures and distributes eyeglass lenses               181,000       7,160,813
                              *Wolverine Tube Inc.-Manufacturer of copper and copper-alloy tubes             180,000       6,570,000
                               Total                                                                                      17,756,488
------------------------------------------------------------------------------------------------------------------------============
Medical/Health-Care 7.37%      Arrow International, Inc.-Supplies disposable catheters and related
                               clinical products                                                             540,000      18,663,750
                               Invacare Corp.-Supplier of home medical equipment                             100,800       2,658,600
                              *Marquette Medical Systems Class A-Medical electronic equipment and
                               systems provider                                                              475,000      13,300,000
                              *Sierra Health Services-Provider of managed health plans in Nevada and
                               Texas                                                                         372,800      13,840,200
                               Total                                                                                      48,462,550
------------------------------------------------------------------------------------------------------------------------============
Metals 4.33%                   Imco Recycling Inc.-Major aluminum recycler and zinc and magnesium
                               processor                                                                     150,000       2,840,625
                               Oregon Steel Mills Inc.-Manufacturer of steel plate and rail                  750,000      18,140,625
                               Quanex Corp.-Manufacturer of specialty steel and aluminum products            240,900       7,482,955
                               Total                                                                                      28,464,205
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 1.38%            Ametek, Inc.-Manufactures electrical and electronic products                  120,500       3,479,437
                               Ruddick Corp.-Manufactures sewing thread; supermarket chain in the
                               Southeast                                                                     250,000       4,468,750
                               Scott International-Manufacturer of safety breathing equipment                 75,000       1,106,250
                               Total                                                                                       9,054,437
------------------------------------------------------------------------------------------------------------------------============
Paper and Forest Products      Blount International Inc. Class A-Manufacturer of timber-cutting
2.88%                          equipment and small arms accessories                                          455,800      12,847,862
                               Wausau Mosinee Paper Corp.-Manufacturer of writing, printing and
                               specialty papers                                                              285,000       6,091,875
                               Total                                                                                      18,939,737
------------------------------------------------------------------------------------------------------------------------============
Printing and Publishing 4.00% *Gibson Greetings Inc.-Manufacturer of greeting cards and wrappings            385,000       9,288,125
                              *Scholastic Corp.-A leading publisher of children's books and
                               educational materials                                                         425,000      17,000,000
                               Total                                                                                      26,288,125
------------------------------------------------------------------------------------------------------------------------============
Retail 1.60%                   Casey's General Store-Chain of convenience-style general stores               230,000       3,263,125
                               Elder-Berrman Stores Corp.-Operates Midwestern department stores              200,000       5,000,000
                               Maxwell Shoe Company Inc.-Markets casual and dress footwear for
                               women and children                                                             71,700       1,407,113
                              *The Bombay Company Inc.-Marketer of traditional styled furniture              194,000         848,750
                               Total                                                                                      10,518,988
------------------------------------------------------------------------------------------------------------------------============
Service 1.87%                  Grey Wolf Inc.-Provides contract drilling for oil and gas                     500,000       1,937,500
                               Oceaneering Intl Inc.-Supplies vehicles to explore and construct
                               platforms for oil and gas producers                                           150,000       3,225,000
                               Patterson Energy Inc.-Provides on-track drilling for oil and gas              500,000       5,593,750
                               Pool Energy Svcs Co.-Oil well services company                                 75,000       1,528,125
                               Total                                                                                      12,284,375
------------------------------------------------------------------------------------------------------------------------============
Specialty Materials 2.79%     *Rogers Corp.-Manufactures polymeric materials for a wide range of
                               applications                                                                  475,000      18,346,875
------------------------------------------------------------------------------------------------------------------------============
Textiles: Apparel 1.40%       *Dan River Inc.-Markets textile products for the home fashion and
                               apparel fabrics markets                                                       483,300       9,243,112
------------------------------------------------------------------------------------------------------------------------============
Transportation 2.84%           Air Express International Corp.-Air freight forwarding company                550,000      14,196,875
                               Smithway Motor Express Class A-Truckload carrier transporting
                               diversified manufactured and processed products                               300,000       4,500,000
                               Total                                                                                      18,696,875
                               -----------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $608,483,201)                                    647,799,499
                               -----------------------------------------------------------------------------------------============

Statement of Net Assets

SMALL-CAP SERIES  May 31, 1998

                               Investments                                                           Principal Amount   Market Value
====================================================================================================================================
Other Assets, Less Liabilities 1.53%
====================================================================================================================================
Short-Term Investments         Federal Home Loan Mortgage Corp. 5.55% due 6/1/1998                           $8,260M     $ 8,256,180
------------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                                   1,833,759
------------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                       10,089,939
====================================================================================================================================
Net Assets 100.00%                                                                                                      $657,889,438
====================================================================================================================================
                               Class A Shares-Net asset value ($289,570,523 / 16,655,362 shares outstanding)                  $17.39
                               Class B Shares-Net asset value ($260,994,310 / 15,132,856 shares outstanding)                  $17.25
                               Class C Shares-Net asset value ($92,039,357 / 5,336,225 shares outstanding)                    $17.25
                               Class Y Shares-Net asset value ($15,285,248 / 878,365 shares outstanding)                      $17.40

*Non-income producing.   See Notes to Financial Statements.

Statement of Net Assets

LARGE-CAP SERIES May 31, 1998

                               Investments                                                                     Shares   Market Value
====================================================================================================================================
Investments in Common Stocks 90.31%
====================================================================================================================================
Agricultural Equipment 1.22%   Deere & Co.-World's largest manufacturer of farm equipment                     25,250    $  1,309,844
------------------------------------------------------------------------------------------------------------------------------------
Agricultural Products 1.00%    Archer-Daniels-Midland Co.-Leading processor and seller of agricultural
                               commodities                                                                    57,025       1,076,347
------------------------------------------------------------------------------------------------------------------------============
Airlines .43%                  Delta Air Lines Inc.-A leading U.S. carrier                                     4,000         460,000
------------------------------------------------------------------------------------------------------------------------============
Apparel 1.64%                 *Fruit of The Loom-Producer of non-fashion apparel and undergarments            22,700         815,781
                               VF Corp.-Leading producer of blue jeans and other apparel                      17,900         952,056
                               Total                                                                                       1,767,837
------------------------------------------------------------------------------------------------------------------------============
Banks: Money Center 2.36%      Chase Manhattan Corp.-Major money-center bank holding company                  12,500       1,699,219
                               First Chicago NBD-Major midwest bank                                            9,600         839,400
                               Total                                                                                       2,538,619
------------------------------------------------------------------------------------------------------------------------============
Banks: Regional 6.99%          Banc One Corp.-Leading bank-holding company                                    27,000       1,488,375
                               BankAmerica Corp.-Major money-center bank                                      14,500       1,198,969
                               BankBoston, N.A.-Leading New England regional bank                              8,150         858,806
                               Comerica Inc.-Midwestern regional bank holding company                         12,650         831,737
                               First Union Corp.-Major East Coast bank                                        15,200         840,750
                               Mellon Bank Corp.-Commercial bank located in Pittsburgh, PA                    27,000       1,820,813
                               Norwest Corp.-Midwestern regional bank holding company                         12,000         466,500
                               Total                                                                                       7,505,950
------------------------------------------------------------------------------------------------------------------------============
Brokers 1.96%                  Morgan Stanley, Dean Witter, Discover & Co.-Major brokerage and credit card
                               company                                                                        27,000       2,107,688
------------------------------------------------------------------------------------------------------------------------============
Building Materials .48%        Fortune Brands Inc.-Consumer products conglomerate                             13,300         511,219
------------------------------------------------------------------------------------------------------------------------============
Chemicals 3.04%               +Air Products & Chemicals Inc.-Industrial gas producer                          15,300       1,331,100
                               DuPont DeNemours, E.I. & Co.-Major U.S.-based producer of plastic and
                               chemicals                                                                      14,000       1,078,000
                               Rohm & Haas Co.-Manufacturer of specialty chemicals and plastics                7,850         862,518
                               Total                                                                                       3,271,618
------------------------------------------------------------------------------------------------------------------------============
Computer: Hardware 5.15%      *Digital Equipment Corp.-Manufacturer of data processing equipment              29,800       1,635,275
                               Hewlett-Packard Co.-Leading manufacturer of computer products including
                               printers, servers, workstations and PCs                                         9,825         610,378
                               International Business Machines Corp.-World's largest computer manufacturer    12,000       1,408,500
                              *Sun Microsystems Inc.-Supplier of network computer products including workstations, servers, software, microprocessors, and a full range of
                               services and support                                                           47,000       1,882,938
                               Total                                                                                       5,537,091
------------------------------------------------------------------------------------------------------------------------============
Computer: Peripherals 1.81%    EMC Corp.-Supplier of high-performance storage devices and related services    47,000       1,947,563
                               -----------------------------------------------------------------------------------------============

Statement of Net Assets

LARGE-CAP SERIES May 31, 1998

                               Investments                                                                     Shares   Market Value
====================================================================================================================================
Containers 2.68%               Crown Cork & Seal Inc.-Major producer of a wide variety of steel and aluminum
                               containers for the food industry                                               28,000    $  1,452,500
                               Sonoco Products Co.-A leading U.S. producer of specialty paper and plastic
                               packaging components                                                           40,920       1,429,642
                               Total                                                                                       2,882,142
------------------------------------------------------------------------------------------------------------------------============
Cosmetics .76%                 International Flavor & Fragrance-World's largest flavors and fragrances
                               manufacturer                                                                   17,000         816,000
------------------------------------------------------------------------------------------------------------------------============
Drugs/Health-Care Products     American Home Products Corp.-Producer of drugs, food housewares and
3.67%                          packaged medicine and medical products                                         30,800       1,488,025
                               Bristol-Myers-Squibb Company-Major worldwide pharmaceutical concern with other interests in infant nutrition, non-prescription medications, medical
                               devices and toiletries                                                         10,100       1,085,750
                               SmithKline Beecham plc ADS-Major U.K.-based health-care company                12,200         656,513
                               Warner-Lambert Co.-Drug and consumer products manufacturer                     11,100         708,319
                               Total                                                                                       3,938,607
------------------------------------------------------------------------------------------------------------------------============
Electric Power 3.00%           Baltimore Gas & Electric Co.-Regional electric utility company                 25,000         760,937
                               Carolina Power & Light Co.-Electric utility company serving North and
                               South Carolina                                                                 27,500       1,127,500
                               Firstenergy Corp.-Major Midwestern electric utility holding company            45,000       1,335,938
                               Total                                                                                       3,224,375
------------------------------------------------------------------------------------------------------------------------============
Electrical Equipment 1.97%     CBS Inc.-Largest pure-play radio and TV broadcasting company                   33,400       1,060,450
                               Emerson Electric Co.-Diversified manufacturer of consumer and industrial
                               electrical components                                                          17,500       1,063,125
                               Total                                                                                       2,123,575
------------------------------------------------------------------------------------------------------------------------============
Electronics: Semiconductors
 .28%                           Intel Corp.-Leading producer of semiconductor memory circuits                   4,200         300,038
------------------------------------------------------------------------------------------------------------------------============
Food 5.39%                     Best Foods-Producer of diversified packaged foods                              20,000       1,128,750
                               ConAgra Inc.-Major producer of agricultural and consumer products              27,700         810,225
                               Heinz H.J. Co.-Domestic packaged foods producer                                44,900       2,382,506
                               Sara Lee Corp.-Diversified maker of branded food products, apparel and
                               household consumer products                                                    25,000       1,471,875
                               Total                                                                                       5,793,356
------------------------------------------------------------------------------------------------------------------------============
Health-Care Products 2.87%     Baxter International Inc.-World's leading distributor and major
                               manufacturer of hospital supplies and related medical equipment                16,800         960,750
                               Columbia/HCA Healthcare-A leading HMO                                          40,000       1,307,500
                              *St. Jude Medical, Inc.-A leading manufacturer of artificial heart valves       23,000         822,250
                               Total                                                                                       3,090,500
------------------------------------------------------------------------------------------------------------------------============
Health-Care Services 2.68%    *Humana Inc.-Major U.S. provider of managed-health plans                        37,000       1,149,313
                               United Healthcare Corp.-Offers health-care coverage and related services
                               in all 50 states.                                                              27,000       1,728,000
                               Total                                                                                       2,877,313
------------------------------------------------------------------------------------------------------------------------============
Household Products 2.38%       Fort James Corp.-Producer of paper-based consumer products, packaging and
                               communication papers                                                           39,800       1,902,937
                               Rubbermaid Inc.-Housewares manufacturer                                        20,000         652,500
                               Total                                                                                       2,555,437
------------------------------------------------------------------------------------------------------------------------============
Insurance: Life 1.89%          American General Corporation-A leading provider of financial services, including life/health insurance, annuities, consumer credit and mortgage
                               financing                                                                      19,200       1,288,800
                               Jefferson-Pilot Corp.-Life insurance holding company                           13,050         747,112
                               Total                                                                                       2,035,912
------------------------------------------------------------------------------------------------------------------------============
Insurance: Property/Casualty   Allstate Corp.-Second largest provider of personal lines of insurance in
4.26%                          the U.S.                                                                       12,700       1,195,388
                               Chubb Corp.-Broad-based property and casualty insurance organization           12,550         998,509
                               Cigna Corp.-Multi-line insurance and medical services                          11,550         791,175
                               Mercury General-Personal lines insurance company                               25,000       1,595,313
                               Total                                                                                       4,580,385
------------------------------------------------------------------------------------------------------------------------============
Leisure Time 1.01%             Time-Warner Inc.-A major entertainment and communications firm                 14,000       1,089,375
------------------------------------------------------------------------------------------------------------------------============
Manufacturing Diversified .44% United Technologies Corp.-Diversified manufacturing company                     5,000         470,000
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 2.38%            First Data Corp.-Information supplier for credit card processing and
                               related services                                                               77,000       2,560,250
                               -----------------------------------------------------------------------------------------============

Statement of Net Assets

LARGE-CAP SERIES May 31, 1998

                               Investments                                                                     Shares   Market Value
====================================================================================================================================
Natural Gas: Distribution .75% Columbia Energy Group-Utility holding company and natural gas provider          9,600    $    810,000
------------------------------------------------------------------------------------------------------------------------============
Natural Gas: Diversified .84%  The Coastal Corporation-A diversified gas pipeline company                     12,850         905,925
------------------------------------------------------------------------------------------------------------------------============
Oil: International Integrated  British Petroleum Ltd. ADS-U.K.-based worldwide petroleum company              27,000       2,392,875
7.39%                          Chevron Corp.-Worldwide petroleum company with important interests in
                               chemicals and minerals                                                         17,000       1,357,875
                               Exxon Corp.-World's largest integrated oil company                             17,000       1,198,500
                               Mobil Corp.-Large international oil company                                    27,000       2,106,000
                               Total S.A. Adr Sponsored ADR-Leading French international oil and gas company  14,300         891,069
                               Total                                                                                       7,946,319
------------------------------------------------------------------------------------------------------------------------============
Paper and Forest Products      Abitibi-Consolidated Inc.-Largest newsprint manufacturer                       40,000         545,000
1.61%                          Bowater Inc.-Manufacturer of newsprint, groundwood, kraft pulp and lumber
                               products                                                                       23,400       1,184,625
                               Total                                                                                       1,729,625
------------------------------------------------------------------------------------------------------------------------============
Personal Loans .37%            Heller Financial-Commercial finance company                                    14,300         398,612
------------------------------------------------------------------------------------------------------------------------============
Photographic 2.04%             Eastman Kodak Co.-Leading manufacturer of photographic film and equipment      16,400       1,170,550
                               Xerox Corp.-World's leading duplication technology supplier                    10,000       1,027,500
                               Total                                                                                       2,198,050
------------------------------------------------------------------------------------------------------------------------============
Printing and Publishing 1.96%  Tribune Co.-Major Chicago-based newspaper company                              10,000         668,750
                               Young & Rubicam-Major advertising agency                                       51,500       1,442,000
                               Total                                                                                       2,110,750
------------------------------------------------------------------------------------------------------------------------============
Printing: Specialty 1.13%      Donnelley, R.R. & Sons Co.-Largest commercial printer in the U.S.              27,000       1,215,000
------------------------------------------------------------------------------------------------------------------------============
Retail: Department and         May Department Stores Company-Leading department store retailer                14,700         945,394
Merchandise 2.72%              Penney, J.C. Co., Inc.-Leading department store retailer                       10,000         718,125
                               TJX Cos Inc.-Leading specialty chain                                           27,000       1,262,250
                               Total                                                                                       2,925,769
------------------------------------------------------------------------------------------------------------------------============
Retail: Specialty .61%        *Toys R Us Inc.-Discount toy supermarts; department stores                      24,950         661,175
------------------------------------------------------------------------------------------------------------------------============
Telephone: Local 2.45%         Bell Atlantic Corp.-Regional telephone company                                 10,000         916,250
                               BellSouth Corp.-Regional telephone company                                     12,000         774,000
                               SBC Communication Inc.-Mexican telephone monopoly                              24,200         940,775
                               Total                                                                                       2,631,025
------------------------------------------------------------------------------------------------------------------------============
Telephone: Long Distance 2.98% AT&T Corp.-Global telecommunications giant                                     40,000       2,435,000
                               Worldcom Inc Ga-Diversified telecommunications company                         17,000         773,500
                               Total                                                                                       3,208,500
------------------------------------------------------------------------------------------------------------------------============
Tobacco 1.21%                  Philip Morris Inc.-Leading tobacco company                                     17,900         669,012
                               RJR Nabisco-Diversified food and tobacco producer                              22,400         631,400
                               Total                                                                                       1,300,412
------------------------------------------------------------------------------------------------------------------------============
Toys 1.41%                     Hasbro Inc.-Major U.S. manufacturer of toys and games                          39,750       1,520,437
------------------------------------------------------------------------------------------------------------------------============
Waste Management 1.10%         U.S.A. Waste Services Inc.-Leading waste-management concern                    25,000       1,179,687
                               -----------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $83,041,063)                                      97,112,327
====================================================================================================================================
Other Assets, Less Liabilities 9.69%
====================================================================================================================================
Short-Term Investments         Federal Home Loan Mortgage Corp. 5.55% due 6/1/1998                            9,400M       9,395,653
------------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                                   1,018,983
------------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                       10,414,636
====================================================================================================================================
Net Assets 100.00%                                                                                                      $107,526,963
====================================================================================================================================
                               Class A Shares-Net asset value ($75,814,093 / 3,507,855 shares outstanding)                    $21.61
                               Class B Shares-Net asset value ($26,987,530 / 1,258,826 shares outstanding)                    $21.44
                               Class C Shares-Net asset value ($4,725,340 / 220,246 shares outstanding)                       $21.45

*Non-income producing. +Security is held in connection with an open option written. See Notes to Financial Statements.

Statements of Operations

                                                   Six Months Ended May 31, 1998
                                                   -----------------------------
                                                          Small-Cap    Large-Cap
Investment Income (Loss)                                     Series       Series
================================================================================
Income        Dividends                                $  1,793,679  $   786,589
              Interest                                      770,727      101,558
              Total income                                2,564,406      888,147
              ------------------------------------------------------------------
Expenses      Management fee                              2,228,559      308,391
              12b-1 distribution plan-Class A               354,453       74,453
              12b-1 distribution plan-Class B             1,143,299      115,881
              12b-1 distribution plan-Class C               375,203       14,788
              Shareholder servicing                         319,049       58,608
              Reports to shareholders                        67,712       17,054
              Registration fee                               35,614       39,890
              Audit and tax                                  16,544        7,420
              Other                                          13,006        6,159
              Total expenses                              4,553,439      642,644
              ------------------------------------------------------------------
              Net investment income (loss)               (1,989,033)     245,503
              ------------------------------------------------------------------
Realized and Unrealized Gain on Investments
================================================================================
Realized gain from investment transactions
              Proceeds from sales                       138,046,596   40,155,360
              Cost of investments sold                  127,267,212   37,179,786
              Net realized gain                          10,779,384    2,975,574
              ------------------------------------------------------------------
Unrealized appreciation of investments                   24,253,537    5,766,849
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments          35,032,921    8,742,423
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations   $ 33,043,888  $ 8,987,926
================================================================================

              See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                      Six Months Ended                   Year Ended
                                                                                               May 31,                 November 30,
                                                                                    1998          1998           1997          1997
                                                                               -----------------------      -----------------------
                                                                               Small-Cap     Large-Cap      Small-Cap     Large-Cap
Increase (Decrease) in Net Assets                                                 Series        Series         Series        Series
===================================================================================================================================
Operations    Net investment income (loss)                                  $ (1,989,033) $    245,503   $   (305,891)   $   83,720
              Net realized gain from investment transactions                  10,779,384     2,975,574      7,311,353     2,486,165
              Net unrealized appreciation of investments                      24,253,537     5,766,849     14,506,701     4,973,080
              Net increase in net assets resulting from operations            33,043,888     8,987,926     21,512,163     7,542,965
              ---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions           --       276,366             --       281,705
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
              Net investment income-Class A                                           --            --             --      (157,269)
              Net investment income-Class B                                           --            --             --        (7,958)
              Net realized gain from investment transactions-Class A          (3,626,593)   (1,758,495)            --      (943,694)
              Net realized gain from investment transactions-Class B          (2,865,444)     (683,991)            --      (360,069)
              Net realized gain from investment transactions-Class C            (808,272)      (60,358)            --            --
              Total distributions                                             (7,300,309)   (2,502,844)            --    (1,468,990)
              ---------------------------------------------------------------------------------------------------------------------
Capital share transactions:
              Net proceeds from the sale of shares                           222,511,804    36,289,633    423,020,783    44,131,403
              Net asset value of shares issued to shareholders in
              reinvestment of net investment income and realized gain
              from investment                                                  6,933,940     2,358,147             --     1,404,618
              Total                                                          229,445,744    38,647,780    423,020,783    45,536,021
              ---------------------------------------------------------------------------------------------------------------------
              Cost of shares reacquired                                      (33,075,728)   (7,678,584)   (17,529,274)   (5,687,429)
              ---------------------------------------------------------------------------------------------------------------------
              Increase in net assets derived from capital share
              transactions                                                   196,370,016    30,969,196    405,491,509    39,848,592
              ---------------------------------------------------------------------------------------------------------------------
Increase in net assets                                                       222,113,595    37,730,644    427,003,672    46,204,272
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets
              Beginning of period                                            435,775,843    69,796,319      8,772,171    23,592,047
              ---------------------------------------------------------------------------------------------------------------------
              End of period+                                                $657,889,438  $107,526,963   $435,775,843   $69,796,319
              =====================================================================================================================

+Including undistributed (overdistributed) net investment income of $(2,257,625) and $997,904 as of May 31, 1998 and undistributed (overdistributed) net investment income of $(271,581) and $423,847 as of November 30, 1997 for the Small-Cap Series and Large-Cap Series, respectively. See Notes to Financial Statements.

Financial Highlights

SMALL-CAP SERIES

                                                                   Class A Shares                                     Class B Shares
                                -------------------------------------------------  -------------------------------------------------
                                Six Months Ended    Year Ended       December 13,  Six Months Ended    Year Ended       November 15,
                                         May 31,  November 30,         1995(a) to           May 31,  November 30,         1996(b) to
Per Share Operating Performance:            1998          1997  November 30, 1996              1998          1997  November 30, 1996
=================================================================================  =================================================
Net asset value, beginning of period      $16.56        $12.01        $10.00               $16.44        $12.00          $11.67
---------------------------------------------------------------------------------  -------------------------------------------------
      Income (loss) from
      investment operations
      Net investment income (loss)          (.03)          .02(c)        .127                (.07)         (.09)(c)         .001
      Net realized and unrealized
      gain on investments                   1.15          4.53          2.658                1.13          4.53             .329
      Total from investment operations      1.12          4.55          2.785                1.06          4.44             .33
      ---------------------------------------------------------------------------  -------------------------------------------------
      Distributions
      Dividends from net investment income    --            --          (.075)                --             --              --
      Distribution from net realized gain   (.29)           --          (.700)               (.25)           --              --
      ---------------------------------------------------------------------------  -------------------------------------------------
Net asset value, end of period            $17.39        $16.56        $12.01               $17.25        $16.44          $12.00
---------------------------------------------------------------------------------  -------------------------------------------------
Total Return(d)                             6.91%(e)     37.89%        28.24%(e)             6.58%(e)     37.00%           2.84%(e)
====================================================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver and
      reimbursements                         .61%(e)      1.17%          .01%(e)              .96%(e)      1.86%            .04%(e)
      Expenses, excluding waiver and
      reimbursements                         .61%(e)      1.17%         1.00%(e)              .96%(e)      1.86%            .07%(e)
      Net investment income (loss)          (.16)%(e)      .10%         1.02%(e)             (.52)%(e)     (.56)%           .01%(e)
      ==============================================================================================================================

                                                                                Class C Shares     Class Y Shares
                                                       ---------------------------------------  ------------------
                                                       Six Months Ended    April 1, 1997(b) to  December 30(b) to
                                                                May 31,           November 30,            May 31,
Per Share Operating Performance:                                   1998                   1997               1998
==============================================================================================  ==================
Net asset value, beginning of period                          $   16.44              $   12.81          $   16.34
----------------------------------------------------------------------------------------------  ------------------
      Income (loss) from investment operations
      Net investment income (loss)                                 (.07)                  (.05)(c)            .00(f)
      Net realized and unrealized gain on investments              1.13                   3.68               1.06
      Total from investment operations                             1.06                   3.63               1.06
      ----------------------------------------------------------------------------------------  ------------------
      Distributions
      Dividends from net investment income                        --                     --                 --
      Distribution from net realized gain                          (.25)                 --                 --
      ----------------------------------------------------------------------------------------  ------------------
Net asset value, end of period                                $   17.25              $   16.44          $   17.40
----------------------------------------------------------------------------------------------  ------------------
Total Return(d)(e)                                                 6.58%                 28.34%              6.49%
==================================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursements(e)              .96%                  1.25%               .36%
      Expenses, excluding waiver and reimbursements(e)              .96%                  1.25%               .36%
      Net investment income (loss)(e)                              (.52)%                 (.30)%              .00%
      ============================================================================================================

                                                               Six Months Ended       Year Ended   December 13, 1995(a) to
                                                                        May 31,     November 30,              November 30,
Supplemental Data for All Classes:                                         1998             1997                      1996
==========================================================================================================================
      Net assets, end of period (000)                                  $657,889         $435,776                   $ 8,772
      Portfolio turnover rate                                             25.58%           45.24%                   110.09%
      Average commissions per share paid on equity transactions        $   .058         $   .061                   $  .052
      ====================================================================================================================

(a) Commencement of operations.

(b) Commencement of offering respective class shares.

(c) Calculated using average shares outstanding during the period.

(d) Total return does not consider the effects of sales loads.

(e) Not annualized.

(f) Amount less than $.01.

    See Notes to Financial Statements.

Financial Highlights

LARGE-CAP SERIES

                                                                                                                      Class A Shares
                                                 -----------------------------------------------------------------------------------
                                                 Six Months Ended
                                                           May 31,                                          Year Ended November 30,
Per Share Operating Performance:                              1998          1997         1996        1995         1994         1993
====================================================================================================================================
Net asset value, beginning of period                       $20.08         $17.86        $15.54      $12.79      $12.33       $10.61
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                   .08(a)         .08(a)        .270        .42         .34          .29
      Net realized and unrealized gain on investments        2.16           3.21          3.505       3.44         .65         1.57
      Total from investment operations                       2.24           3.29          3.775       3.86         .99         1.86
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                    --            (.12)         (.57)       (.29)       (.20)        (.14)
      Distributions from net realized gain                   (.71)          (.95)         (.885)      (.82)       (.33)         --
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $21.61         $20.08        $17.86      $15.54      $12.79       $12.33
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                             11.58%(d)      19.87%(d)     26.25%      32.82%       8.21%       17.72%
====================================================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursements           .60%(d)       1.52%(d)       .36%        .00%        .00%         .00%
      Expenses, excluding waiver and reimbursements           .60%(d)       1.52%          .96%       1.02%       1.15%        1.20%
      Net investment income                                   .38%(d)       0.42%         2.24%       3.27%       2.65%        2.44%
      ==============================================================================================================================

                                                                                 Class B Shares                       Class C Shares
                                              -------------------------------------------------  -----------------------------------
                                              Six Months Ended    Year Ended          August 1,   Six Months Ended          April 1,
                                                       May 31,  November 30,         1996(c) to           May 31,         1997(c) to
Per Share Operating Performance:                          1998          1997  November 30, 1996              1998  November 30, 1997
===============================================================================================  ===================================
Net asset value, beginning of period                    $20.00        $17.83             $15.24          $20.01          $16.90
-----------------------------------------------------------------------------------------------  -----------------------------------
      Income (loss) from investment operations
      Net investment income (loss)                        (.00)(a)(e)   (.06)(a)            .12            (.00)(a)(e)     (.07)(a)
      Net realized and unrealized gain on
      investments                                         2.15          3.20               2.66            2.15            3.18
      Total from investment operations                    2.15          3.14               2.78            2.15            3.11
      -----------------------------------------------------------------------------------------  -----------------------------------
      Distributions
      Dividends from net investment income               --             (.02)              (.19)          --              --
      Distributions from net realized gain                (.71)         (.95)             --               (.71)          --
      -----------------------------------------------------------------------------------------  -----------------------------------
Net asset value, end of period                          $21.44        $20.00             $17.83          $21.45          $20.01
-----------------------------------------------------------------------------------------------  -----------------------------------
Total Return(b)                                          11.16%(d)     18.92%             18.39%(d)       11.16%(d)       18.40%(d)
====================================================================================================================================
      Ratios to Average Net Assets:
      Expenses                                             .98%(d)      2.28%               .59%(d)         .97%(d)        1.54%(d)
      Net investment income (loss)                         .01%(d)      (.34)%              .22%(d)        (.01%)(d)       (.37)%(d)
      ==============================================================================================================================

                                                           Six Months Ended
                                                                    May 31,                                Year Ended November 30,
Supplemental Data For All Classes:                                     1998        1997       1996      1995       1994       1993
===================================================================================================================================
      Net assets, end of period (000)                              $107,527     $69,796    $23,592    $7,549     $5,558     $4,086
      Portfolio turnover rate                                         46.96%      30.81%     62.25%    37.17%     43.85%     74.16%
      Average commissions per share paid on equity transactions    $   .066     $  .063    $  .056       n/a        n/a        n/a
      =============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads.

(c) Commencement of offering respective class shares.

(d) Not annualized.

(e) Amount less than $.01.

    See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 26, 1992. The Company consists of three separate portfolios ("Series"). This report covers two of the Series - Small-Cap Series and Large-Cap Series. Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked price on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Investment transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) A portion of proceeds from the sales and costs of repurchases of capital shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The organization expenses of the Company are amortized evenly over a period of five years.

(f) The Company may write call options on securities it owns. Premiums received by the Company upon writing covered call options are included in the Company's statement of net assets as an asset and an equivalent liability. The liability is adjusted daily to the market value of the options written. If an option expires, or if the Company enters into a closing purchase transaction, the Company realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee paid is based on average daily net assets for each month at the annual rate of .75 of 1%.

The Small-Cap Series and Large-Cap Series of the Company have Rule 12b-1 plans and agreements (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor llc ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, each Series pays Distributor (1) an annual service fee of 0.25% of the average daily net assets of Class A shares,
(2) a one-time distribution fee of up to 1% on certain qualifying purchases and
(3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Pursuant to the Class B Plan, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, each Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Class Y does not have a Rule 12b-1 plan.

Lord Abbett received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers:

                                          Lord Abbett     Dealers'
Series                                    Commissions  Concessions
------------------------------------------------------------------
Small-Cap                                    $414,654   $2,643,979
Large-Cap                                    $104,606   $  631,145
------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Capital

The Company has authorized 170 million shares of $.001 par value capital stock designated as follows: Small-Cap Series: Class A-20 million, Class B-30 million, Class C-20 million, Class Y-30 million; Large-Cap Series: Class A-20 million, Class B-30 million, Class C-20 million. Paid in capital for the Company amounted to $610,003,755 for the Small-Cap Series and $89,539,505 for the Large-Cap Series at May 31, 1998. Transactions in capital stock were as follows:

Notes to Financial Statements

                                                       Six Months Ended 5/31/98
                           ----------------------------------------------------
                                    Small-Cap Series           Large-Cap Series
                           --------------------------  ------------------------
Class A                         Shares        Amount       Shares        Amount
-----------------------------------------------------  ------------------------
Sales of shares              5,342,811  $ 90,796,458    1,237,604  $ 25,531,612
-----------------------------------------------------  ------------------------
Shares issued to share-
holders in reinvestment
of realized gain from
investment transactions        214,484     3,431,712       87,424     1,665,904
-----------------------------------------------------  ------------------------
Total                        5,557,295    94,228,170    1,325,028    27,197,516
-----------------------------------------------------  ------------------------
Shares reacquired           (1,095,223)  (18,746,236)    (259,676)   (5,341,440)
-----------------------------------------------------  ------------------------
Increase in shares           4,462,072  $ 75,481,934    1,065,352  $ 21,856,076
-------------------------------------------------------------------------------

                                                            Year Ended 11/30/97
                           ----------------------------------------------------
                                    Small-Cap Series           Large-Cap Series
                           --------------------------  ------------------------
Class A                         Shares        Amount       Shares        Amount
-----------------------------------------------------  ------------------------
Sales of shares             12,367,107  $193,725,849    1,647,477  $ 30,647,212
-----------------------------------------------------  ------------------------
Shares issued to share-
holders in reinvestment
of realized gain from
investment transactions             --            --       64,527     1,054,314
-----------------------------------------------------  ------------------------
Total                       12,367,107   193,725,849    1,712,004    31,701,526
-----------------------------------------------------  ------------------------
Shares reacquired             (862,855)  (13,900,051)    (226,484)   (4,259,360)
-----------------------------------------------------  ------------------------
Increase in shares          11,504,252  $179,825,798    1,485,520  $ 27,442,166
-------------------------------------------------------------------------------

                                                       Six Months Ended 5/31/98
                           ----------------------------------------------------
                                    Small-Cap Series           Large-Cap Series
                           --------------------------  ------------------------
Class B                         Shares        Amount       Shares        Amount
-----------------------------------------------------  ------------------------
Sales of shares              4,419,485  $ 74,575,225      376,724  $  7,814,802
-----------------------------------------------------  ------------------------
Shares issued to share-
holders in reinvestment
of realized gain from
investment transactions        171,715     2,735,421       32,991       633,431
-----------------------------------------------------  ------------------------
Total                        4,591,200    77,310,646      409,715     8,448,233
-----------------------------------------------------  ------------------------
Shares reacquired             (574,959)   (9,802,540)    (107,993)   (2,258,455)
-----------------------------------------------------  ------------------------
Increase in shares           4,016,241  $ 67,508,106      301,722  $  6,189,778
-------------------------------------------------------------------------------

                                                            Year Ended 11/30/97
                           ----------------------------------------------------
                                    Small-Cap Series           Large-Cap Series
                           --------------------------  ------------------------
Class B                         Shares        Amount       Shares        Amount
-----------------------------------------------------  ------------------------
Sales of shares             11,224,852  $176,836,027      637,050  $ 11,698,773
-----------------------------------------------------  ------------------------
Shares issued to share-
holders in reinvestment
of realized gain from
investment transactions             --            --       21,691       350,304
-----------------------------------------------------  ------------------------
Total                       11,224,852   176,836,027      658,741    12,049,077
-----------------------------------------------------  ------------------------
Shares reacquired             (149,680)   (2,390,178)     (66,101)   (1,220,331)
-----------------------------------------------------  ------------------------
Increase in shares          11,075,172  $174,445,849      592,640  $ 10,828,746
-------------------------------------------------------------------------------

                                                       Six Months Ended 5/31/98
                           ----------------------------------------------------
                                    Small-Cap Series           Large-Cap Series
                           --------------------------  ------------------------
Class C                         Shares        Amount       Shares        Amount
-----------------------------------------------------  ------------------------
Sales of shares              2,444,507  $ 41,331,967      140,495  $  2,943,219
-----------------------------------------------------  ------------------------
Shares issued to share-
holders in reinvestment
of realized gain from
investment transactions         48,136       766,807        3,059        58,812
-----------------------------------------------------  ------------------------
Total                        2,492,643    42,098,774      143,554     3,002,031
-----------------------------------------------------  ------------------------
Shares reacquired             (265,570)   (4,526,952)      (3,747)      (78,689)
-----------------------------------------------------  ------------------------
Increase in shares           2,227,073  $ 37,571,822      139,807  $  2,923,342
-------------------------------------------------------------------------------

                                                                         4/1/97
                                                               (Commencement of
                                           Offering Class C Shares) to 11/30/97
                           ----------------------------------------------------
                                    Small-Cap Series           Large-Cap Series
                           --------------------------  ------------------------
Class C                         Shares        Amount       Shares        Amount
-----------------------------------------------------  ------------------------
Sales of shares              3,183,837  $ 52,458,907       91,007  $  1,785,418
-----------------------------------------------------  ------------------------
Shares reacquired              (74,685)   (1,239,045)     (10,568)     (207,738)
-----------------------------------------------------  ------------------------
Increase in shares           3,109,152  $ 51,219,862       80,439  $  1,577,680
-------------------------------------------------------------------------------

                                                                       12/30/97
                                                               (Commencement of
                                                    Offering Class Y Shares) to
                                                                        5/31/98
                                                    ---------------------------
                                                               Small-Cap Series
                                                    ---------------------------
Class Y                                                    Shares        Amount
-------------------------------------------------------------------------------
Sales of shares                                           878,365   $15,808,154
-------------------------------------------------------------------------------
Increase in shares                                        878,365   $15,808,154
-------------------------------------------------------------------------------

4. Distributions

Dividends from net investment income are declared annually for the Small-Cap Series and semi-annually for the Large-Cap Series. Net realized gain from investment transactions, if any, is distributed to shareholders annually. At May 31, 1998, accumulated net realized gain for each Series was as follows:

--------------------------------------------------------------------------------
Small-Cap Series                                                     $10,827,010
Large-Cap Series                                                     $ 2,912,838
--------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

Dividends from net investment income declared on June 17, 1998 were as follows:

                                                              Rate     Aggregate
Dividends                                                Per Share        Amount
--------------------------------------------------------------------------------
Large-Cap Series - Class A                                    $.06      $217,421
--------------------------------------------------------------------------------

5. Purchases and Sales of Securities

Purchases and sales of investments for the year ended May 31, 1998 were as follows:

Series                                                   Purchases         Sales
--------------------------------------------------------------------------------
Small-Cap                                             $380,544,986  $138,046,596
Large-Cap                                             $ 59,197,624  $ 40,122,750
--------------------------------------------------------------------------------

As of May 31, 1998, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                                               Net
                                        Unrealized    Unrealized     Unrealized
Series                                Appreciation  Appreciation  (Depreciation)
--------------------------------------------------------------------------------
Small-Cap                              $39,316,298   $62,098,764   $(22,782,466)
Large-Cap                              $14,071,264   $15,120,220   $ (1,048,956)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

At May 31, 1998, the Large-Cap Series had outstanding covered written call option contracts as follows:

                                  Contract
Underlying                      Expiration     Premium
Investments            Shares         Date    Received     Value    Appreciation
--------------------------------------------------------------------------------
Air Products &
Chemical, Inc.          8,000      6/20/98     $12,952    $7,500          $5,452
--------------------------------------------------------------------------------

Notes to Financial Statements

Transactions in call options written during the six months ended May 31, 1998 were as follows:

                                                              Number    Premiums
Series                                                  of Contracts    Received
--------------------------------------------------------------------------------
Options written                                                  305     $45,570
--------------------------------------------------------------------------------
Options expired                                                  225     $32,618
--------------------------------------------------------------------------------
Options outstanding at May 31, 1998                               80     $12,952
--------------------------------------------------------------------------------

6. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund.

Copyright(C) 1998 by Lord Abbett Research Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Research Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained in this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Our Management

Board of Directors

Robert S. Dow
E. Thayer Bigelow*+
Stewart S. Dixon*
John C. Jansing*
C. Alan MacDonald*+
Hansel B. Millican, Jr.*
Thomas J. Neff*+
E.Wayne Nordberg
* Outside Director
+ Audit Committee

Investment Manager and
Underwriter

Lord, Abbett & Co. and
Lord Abbett Distributor LLC

The General Motors Building
767 Fifth Avenue
New York, NY 10153-0203
212-848-1800

Custodian

The Bank of New York
New York, NY

Transfer Agent

United Missouri Bank of
Kansas City, N.A.

Shareholder Servicing Agent

DST Systems, Inc.
P.O. Box 419100
Kansas City, MO 64141
800-821-5129

Auditors

Deloitte & Touche LLP
New York, NY

Counsel

Debevoise & Plimpton
New York, NY

Numbers to Keep Handy

For Literature: 800-874-3733
For Account Information: 800-821-5129
For Fund Information: 800-426-1130

All rights reserved. Printed in the U.S.A.

[LOGO](R)  LORD, ABBETT & CO.
           Investment Management
A Tradition of Performance Through Disciplined Investing

LORD ABBETT DISTRIBUTOR LLC                                           LARF-2-598
------------------------------------------------------------
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (1/98)